BLACKROCK FUNDSSM

EQUITY PORTFOLIOS/INVESTOR CLASSES

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK LARGE CAP VALUE EQUITY PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 2-3 has been amended to read in its entirety as follows:

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. large capitalization value companies (defined as those with market capitalizations equal to those within the universe of Russell 1000 Value Index stocks). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 value companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of value stocks. Using this multi-factor model, the management team identifies stocks with low relative valuations and improving earnings expectations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the Russell 1000 Value Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the Russell 1000 Value Index.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on pages 7-8 has been amended to read in its entirety as follows:

The fund is co-managed by David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock).

Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 10-11 has been amended to read in its entirety as follows:

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. large capitalization growth companies (defined as those with market capitalizations equal to those within the universe of Russell 1000 Growth Index stocks). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 700 growth companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of growth stocks. Using this multi-factor model, the management team identifies stocks with rising earnings expectations that sell at attractive relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the Russell 1000 Growth Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the Russell 1000 Growth Index.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on pages 15-16 has been amended to read in its entirety as follows:

The fund is co-managed by David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock).

Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

BLACKROCK SELECT EQUITY PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 100-101 has been amended to read in its entirety as follows:

In pursuit of this goal, the fund management team uses the S&P 500® Index as a benchmark. The fund normally invests at least 80% of its net assets in equity securities. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the S&P 500® Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on pages 105-106 has been amended to read in its entirety as follows:

The fund is co-managed by David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock).

Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

BLACKROCK BALANCED PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 115-116 has been amended to read in its entirety as follows:

In pursuit of this goal, the management team invests primarily in a blend of equity and fixed income securities selected to deliver returns through the combination of capital appreciation and current income. The equity and fixed income managers work together to determine an appropriate asset allocation strategy.

Equity Portion

In pursuit of the fund’s investment goal, the fund management team uses the S&P 500® Index as a benchmark. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the S&P 500® Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

Fixed Income Portion

The fixed income portion of the fund consists of a broad range of U.S. investment grade bonds including U.S. Government bonds, mortgage-backed, asset-backed and corporate debt securities. The fund normally will invest at least 25% of its total assets in bonds. The fund may invest up to 10% of its total assets in non-dollar denominated bonds of issuers located outside of the United States. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The fixed income team seeks bonds that will add value while controlling risk.

If a security falls below investment grade, the manger will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to the total return potential.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge) or for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on pages 121-122 has been amended to read in its entirety as follows:

The co-managers for the equity portion of the fund are David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director. Prior to joining BlackRock Advisors, Inc. in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

The co-managers for the fixed income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock, Inc. since 1988, and Keith T. Anderson, a Managing Director since 1988. Mr. Kapito and Mr. Anderson have been co-managers of the fund since 1995.

This Supplement is dated March 3, 2003.

BLACKROCK FUNDSSM

EQUITY PORTFOLIOS/SERVICE CLASS

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK LARGE CAP VALUE EQUITY PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 2-3 has been amended to read in its entirety as follows:

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. large capitalization value companies (defined as those with market capitalizations equal to those within the universe of Russell 1000 Value Index stocks). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 value companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of value stocks. Using this multi-factor model, the management team identifies stocks with low relative valuations and improving earnings expectations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the Russell 1000 Value Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the Russell 1000 Value Index.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on pages 5-6 has been amended to read in its entirety as follows:

The fund is co-managed by David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock).

Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 7-8 has been amended to read in its entirety as follows:

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. large capitalization growth companies (defined as those with market capitalizations equal to those within the universe of Russell 1000 Growth Index stocks). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 700 growth companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of growth stocks. Using this multi-factor model, the management team identifies stocks with rising earnings expectations that sell at attractive relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the Russell 1000 Growth Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the Russell 1000 Growth Index.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on pages 10-11 has been amended to read in its entirety as follows:

The fund is co-managed by David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock).

Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

BLACKROCK SELECT EQUITY PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 79-80 has been amended to read in its entirety as follows:

In pursuit of this goal, the fund management team uses the S&P 500® Index as a benchmark. The fund normally invests at least 80% of its net assets in equity securities. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the S&P 500® Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on page 83 has been amended to read in its entirety as follows:

The fund is co-managed by David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock).

Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

BLACKROCK BALANCED PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 90-91 has been amended to read in its entirety as follows:

In pursuit of this goal, the management team invests primarily in a blend of equity and fixed income securities selected to deliver returns through the combination of capital appreciation and current income. The equity and fixed income managers work together to determine an appropriate asset allocation strategy.

Equity Portion

In pursuit of the fund’s investment goal, the fund management team uses the S&P 500® Index as a benchmark. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the S&P 500® Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

Fixed Income Portion

The fixed income portion of the fund consists of a broad range of U.S. investment grade bonds including U.S. Government bonds, mortgage-backed, asset-backed and corporate debt securities. The fund normally will invest at least 25% of its total assets in bonds. The fund may invest up to 10% of its total assets in non-dollar denominated bonds of issuers located outside of the United States. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The fixed income team seeks bonds that will add value while controlling risk.

If a security falls below investment grade, the manger will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to the total return potential.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge) or for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on page 96 has been amended to read in its entirety as follows:

The co-managers for the equity portion of the fund are David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director. Prior to joining BlackRock Advisors, Inc. in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

The co-managers for the fixed income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock, Inc. since 1988, and Keith T. Anderson, a Managing Director since 1988. Mr. Kapito and Mr. Anderson have been co-managers of the fund since 1995.

This Supplement is dated March 3, 2003.

BLACKROCK FUNDSSM

EQUITY PORTFOLIOS/INSTITUTIONAL CLASS

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK LARGE CAP VALUE EQUITY PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 2-3 has been amended to read in its entirety as follows:

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. large capitalization value companies (defined as those with market capitalizations equal to those within the universe of Russell 1000 Value Index stocks). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 value companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of value stocks. Using this multi-factor model, the management team identifies stocks with low relative valuations and improving earnings expectations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the Russell 1000 Value Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the Russell 1000 Value Index.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on page 5 has been amended to read in its entirety as follows:

The fund is co-managed by David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock).

Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 7-8 has been amended to read in its entirety as follows:

In pursuit of this goal, the fund normally invests at least 80% of its net assets in equity securities issued by U.S. large capitalization growth companies (defined as those with market capitalizations equal to those within the universe of Russell 1000 Growth Index stocks). The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 700 growth companies. The management team uses a multi-factor model, which identifies the key factors that drive the performance of growth stocks. Using this multi-factor model, the management team identifies stocks with rising earnings expectations that sell at attractive relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the Russell 1000 Growth Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the Russell 1000 Growth Index.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on page 10 has been amended to read in its entirety as follows:

The fund is co-managed by David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock).

Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

BLACKROCK SELECT EQUITY PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 76-77 has been amended to read in its entirety as follows:

In pursuit of this goal, the fund management team uses the S&P 500® Index as a benchmark. The fund normally invests at least 80% of its net assets in equity securities. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the S&P 500® Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on page 80 has been amended to read in its entirety as follows:

The fund is co-managed by David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock).

Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

BLACKROCK BALANCED PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 87-88 has been amended to read in its entirety as follows:

In pursuit of this goal, the management team invests primarily in a blend of equity and fixed income securities selected to deliver returns through the combination of capital appreciation and current income. The equity and fixed income managers work together to determine an appropriate asset allocation strategy.

Equity Portion

In pursuit of the fund’s investment goal, the fund management team uses the S&P 500® Index as a benchmark. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the S&P 500® Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

Fixed Income Portion

The fixed income portion of the fund consists of a broad range of U.S. investment grade bonds including U.S. Government bonds, mortgage-backed, asset-backed and corporate debt securities. The fund normally will invest at least 25% of its total assets in bonds. The fund may invest up to 10% of its total assets in non-dollar denominated bonds of issuers located outside of the United States. The fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The fixed income team seeks bonds that will add value while controlling risk.

If a security falls below investment grade, the manger will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to the total return potential.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge) or for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on page 92 has been amended to read in its entirety as follows:

The co-managers for the equity portion of the fund are David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director. Prior to joining BlackRock Advisors, Inc. in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

The co-managers for the fixed income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock, Inc. since 1988, and Keith T. Anderson, a Managing Director since 1988. Mr. Kapito and Mr. Anderson have been co-managers of the fund since 1995.

This Supplement is dated March 3, 2003.

BLACKROCK FUNDSSM

SELECT EQUITY PORTFOLIO/BLACKROCK CLASS

SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK SELECT EQUITY PORTFOLIO

Primary Investment Strategies

The section “Primary Investment Strategies” on pages 2-3 has been amended to read in its entirety as follows:

In pursuit of this goal, the fund management team uses the S&P 500® Index as a benchmark. The fund normally invests at least 80% of its net assets in equity securities. The fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

The fund management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the fund’s return per unit of risk. The fund seeks to maintain the market capitalization, sector allocations and style characteristics of the fund’s portfolio similar to those of the S&P 500® Index.

Seeking to maintain the optimal risk/return trade-off, the fund management team rebalances the portfolio regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk trade-off.

In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

As part of its normal operations, the fund may hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.

The management team may, when consistent with the fund’s investment objective, use options or futures (commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The primary purpose of using derivatives is to maintain liquidity and commit cash pending investment but they may also be used to attempt to reduce risk to the fund as a whole (hedge). The management team also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Company’s Board of Trustees determine that the investment objective of the fund should be changed, shareholders will be given at least 30 days notice before any such change is made.

Fund Management

The section “Fund Management” on page 7 has been amended to read in its entirety as follows:

The fund is co-managed by David E. Byrket, CFA, Managing Director and Frederick W. Herrmann, CFA, Managing Director at BlackRock Advisors, Inc. (BlackRock).

Prior to joining BlackRock in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors and portfolio managers at Weiss, Peck and Greer, LLC since 2001. They were responsible for managing quantitative equity portfolios since 1996. Mr. Byrket and Mr. Herrmann have been co-managers of the fund since March 2003.

This Supplement is dated March 3, 2003.